ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
ACCOUNTING POLICIES
Accounting policies
The accounting policies applied by the Group are included in the relevant notes herein. Effective 1 January 2019, the Group implemented the following new accounting policies, following changes in the related accounting standards. Refer to Note 25 for other significant accounting policies.
IFRS 16, “Leases”
On 1 January 2019, the Group adopted IFRS 16, “Leases” on a modified retrospective basis from 1 January 2019. The Group has not restated its 2018 financial statements as permitted under the specific transitional provisions in the standard. The impact from the new leasing standard is therefore recognised in the opening balance sheet on 1 January 2019. The adoption of IFRS 16 had a de minimis impact on the Group’s profit before tax for the year ended 31 December 2019.
Prior to the adoption of IFRS 16, the Group classified and accounted for each of its leases (as lessee) as either a finance lease or an operating lease under the principles of IAS 17, “Leases”. Finance leases were capitalised at the commencement of the lease at the inception date fair value of the leased asset or, if lower, at the present value of the minimum lease payments. Lease payments were apportioned between interest and reduction of the lease liability. For operating leases, the leased asset was not capitalised and the lease payments were recognised as rent expense in the consolidated income statement on a straight-line basis over the lease term.
The objective of IFRS 16 is to ensure a single lessee accounting model and requires a lessee to recognise assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. The lease liability was initially measured at the present value of lease payments, discounted using the Group’s incremental borrowing rate (IBR). The weighted average incremental borrowing rate applied to the lease liabilities on 1 January 2019 was 1.30%. The lease term comprises the non-cancellable period of the contract, together with periods covered by an option to extend the lease whenever the Group is reasonably certain to exercise that option. Subsequently, the lease liability is measured by increasing the carrying amount to reflect interest on the lease liability and reducing it by lease payments made.
In adopting IFRS 16, “Leases”, the following expedients were applied:

•	The right of use asset is measured at the value of the lease liability, adjusted for any prepaid or accrued lease payments.

•	A single discount rate is applied to a portfolio of leases with reasonably similar characteristics.

•	On adoption, the Group used hindsight in determining lease term.

•	Short-term lease exemption was applied to machinery and equipment and IT asset classes for leases expiring within 12 months of 1 January 2019.
Reliance on previous assessments on whether leases were onerous immediately before the date of initial application.
The Group does not separate lease from non-lease components for each of its lease categories, except for property leases. For property leases, only base rent is included in the calculation of the right of use asset. All low value leases with total minimum lease payments under €5,000 are expensed on a straight-line basis. The assessment of low value for a leased asset is made on the basis of the value of an asset when it is (or was) new, regardless of whether the actual asset being leased is new.
For leases previously classified as finance leases, the Group recognised the carrying amount of the lease asset and lease liability immediately before transition as the carrying amount of the right of use asset and the lease liability at the date of adoption. The measurement principles of IFRS 16 are only applied after that date. This resulted in measurement adjustments of €6 million relating to non-lease components of finance leases that were included in the lease liability calculation for certain asset classes. The remeasurements to lease liabilities were recognised as adjustments to the related right of use assets immediately after the date of initial application.
Lease liabilities are included within Borrowings in our consolidated statement of financial position. The following tables summarise the reconciliation of the opening lease liability position under IFRS 16:

Total
Operating lease commitments disclosed as at 31 December 2018 (undiscounted)	€ million
Within one year	94
After one year, but not more than five years	169
More than five years	37
Total minimum lease payments	300

Total
€ million
Total minimum lease payments (discounted)	290
(Less): short-term and low value leases recognised on a straight-line basis as expense	(5)
Add: adjustments as a result of a different treatment of extension and termination options	32
(Less): non-lease components for property leases	(5)
Add: non-lease components for vehicle leases and other	10
Lease operating liability recognised as at 1 January 2019	322
Add: finance lease liabilities recognised as at 31 December 2018	75
Total lease liability recognised as at 1 January 2019	397

Right of use assets are included within property, plant and equipment and were initially measured at cost, comprising the initial measurement of the lease liability, plus any direct costs and an estimate of asset retirement obligations, less lease incentives. Subsequently, right of use assets are measured at cost, less accumulated depreciation and any accumulated impairment losses. Depreciation is calculated on a straight-line basis over the term of the lease.
The recognised right of use assets within property, plant and equipment, and related lease liability amounts recognised as at the adoption date relate to the following asset types:

	Lease liability	Right of use asset
Right of use asset category	€ million	€ million
Buildings	212	208
Furniture and office equipment	35	35
Machinery and equipment	5	5
Vehicles	145	145
Total	397	393
The Group’s activities as a lessor are not material and hence the Group determines there is no significant impact on its consolidated financial statements.
There is no impact on overall cash flows of the Group from the adoption of IFRS 16. However, cash outflows for lease payments are now included within cash flows used in financing activities, within payments of principal on lease obligations. Prior to adoption, cash flows relating to operating leases were included within cash flows from operating activities, and only finance leases cash flows were classified as financing activities. For consistent presentation, within financing activities, the amounts in 2018 and 2017 relating to payments of principal on finance leases are presented within payments of principal on lease obligations, in line with current year classification.
Extension and termination options
Extension and termination options are included in a number of property and equipment leases across the Group. These terms are used to maximise operational flexibility in terms of managing contracts. The majority of extension and termination options held are exercisable only by the Group and not by the respective lessor.
In determining the lease term, the Group considers all facts and circumstances associated with exercising an extension or termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated). The assessment is reviewed if a significant event or a significant change in circumstances occurs which affects this assessment and that is within the control of the lessee. As at 31 December 2019 the total value of lease extension and termination options was €34 million.
IFRIC Interpretation 23, “Uncertainty over Income Tax Treatment” (IFRIC 23)
IFRIC 23 addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 and is effective for annual reporting periods beginning on or after 1 January 2019. An entity must determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments. The Group presents its uncertain tax positions within Non-current tax liabilities and Current tax liabilities.
The adoption of IFRIC 23 did not have a material impact on the measurement of the Group’s uncertain tax positions. Refer to Note 20 for further details regarding tax provisions.
Amendments to IAS 19, “Plan Amendment, Curtailment or Settlement” (IAS 19)
The amendments to IAS 19, which are applicable from 1 January 2019, specify that when a plan amendment, curtailment or settlement occurs during the annual reporting period, an entity is required to:

•
Determine current service cost for the remainder of the period after the plan amendment, curtailment or settlement, using the actuarial assumptions used to remeasure the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event.

•
Determine net interest for the remainder of the period after the plan amendment, curtailment or settlement using the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event and the discount rate used to remeasure that net defined benefit liability (asset).

The amendments also clarify that an entity first determines any past service cost, or a gain or loss on settlement, without considering the effect of the asset ceiling. This amount is recognised in the consolidated income statement. An entity then determines the effect of the asset ceiling after the plan amendment, curtailment or settlement. Any change in that effect, excluding amounts included in the net interest, is recognised in other comprehensive income.
The amendments to IAS 19 did not have a material impact on the consolidated financial statements.
Annual improvements 2015-2017 cycle (issued in December 2017)
The improvements applicable to the Group include:
IAS 12, “Income Taxes”
The amendments, effective 1 January 2019, clarify that the income tax consequences of dividends are linked more directly to past transactions or events that generated distributable profits than to distributions to owners. Therefore, an entity recognises the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognised those past transactions or events.
Since the Group’s current practice is in line with these amendments, the Group did not record any effect on its consolidated financial statements.
IAS 23, “Borrowing Costs”
The amendments, effective 1 January 2019, clarify that an entity treats as part of general borrowings any borrowing originally made to develop a qualifying asset when substantially all of the activities necessary to prepare that asset for its intended use or sale are complete. Since the Group’s current practice is in line with these amendments, the Group did not record any effect on its consolidated financial statements.